Intangible assets - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Description to measure fair value less costs of disposal	Several methodologies are applied to arrive at the best estimate of the recoverable amount. In line with IFRS, the recoverable amount is determined as the higher of the fair value less costs of disposal and Value in Use (VIU). The VIU calculation is based on a Dividend Discount model using three year management approved plans, updated for the expected impact of Covid-19. When estimating the VIU of a CGU, local conditions and requirements determine the capital requirements, discount rates, and terminal growth rates.
Bonds maturity year	30 years
impairment of an indefinite usefull life asset	€ 10
Percentage decrease in the available cash flow	(10.00%)
Reasonably possible increase in discount rate	1.00%
Reduction of future growth rate	0.00%
Wholesale Banking Segment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill impairment	€ 260
Wholesale Banking [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill impairment	€ 260
Discount rate	9.38%	7.29%
Retail Belgium [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill impairment	€ 50
Discount rate	9.54%	6.94%
Retail Belgium [member] | Retail Belux segment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill impairment	€ 43
Retail Belgium [member] | Corporate Line Banking [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill impairment	€ 8